PROPERTY, PLANT, AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 25	$ 28